ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

	March 31, 2023	December 31, 2022
Accrued compensation to executive officers	$128,334	141,997
Accrued professional fees and settlements	55,163	73,890
Accrued interest	1,809,541	1,812,914
Total accrued expenses	$1,993,038	$2,028,801

	December 31,	December 31,
	2022	2021
Accrued compensation to executive officers	$141,997	$90,834
Accrued professional fees and settlements	73,890	86,392
Accrued interest	1,812,914	1,304,684
Total accrued expenses	$2,028,801	$1,481,910